Expense Example {- Fidelity Corporate Bond Fund} - 08.31 Fidelity Corporate Bond Fund AMCIZ PRO-13 - Fidelity Corporate Bond Fund	Oct. 29, 2022 USD ($)
Fidelity Advisor Corporate Bond Fund: Class A
Expense Example:
1 year	$ 475
3 years	636
5 years	811
10 years	1,316
Fidelity Advisor Corporate Bond Fund: Class M
Expense Example:
1 year	479
3 years	648
5 years	832
10 years	1,362
Fidelity Advisor Corporate Bond Fund: Class C
Expense Example:
1 year	257
3 years	486
5 years	839
10 years	1,627
Fidelity Advisor Corporate Bond Fund: Class I
Expense Example:
1 year	51
3 years	160
5 years	280
10 years	628
Fidelity Advisor Corporate Bond Fund: Class Z
Expense Example:
1 year	37
3 years	123
5 years	219
10 years	$ 500